PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 71,445	$ 57,522
Less - accumulated depreciation		51,864	41,028
Depreciated cost		19,581	16,494
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	51,230	42,570
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		14,239	10,600
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 5,976	$ 4,352

[1]	For the years ended December 31, 2022 and 2023, the Company capitalized $4,929 and $1,686 including $758 and $303 of share-based compensation costs, relating to its internal use software and website development, respectively.